Share-Based Compensation (Details) - USD ($)			12 Months Ended
	Jan. 09, 2026	Dec. 09, 2025	Mar. 31, 2026
Share-Based Compensation [Line Items]
Grant-date fair value per share			$ 2.86
Total charges			$ 7,813,520
Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Number of shares			2,732,000
Total charges			$ 7,813,520
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued			1,725,000
Number of shares			2,732,000
Total charges			$ 273
2025 Stock Incentive Plan [Member]
Share-Based Compensation [Line Items]
Shares yet to issue	113,000
Total charges			7,813,247
2025 Stock Incentive Plan [Member] | Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued		2,845,000
Number of shares	2,732,000
Total charges			$ 273